UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ]:  Amendment Number:  ___
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invesco Private Capital, Inc.
Address:               1555 Peachtree Street, N.E.
                       Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Trapani
Title:  Chief Compliance Officer
Phone:  404-881-3435

Signature, Place, and Date of Signing:

   /s/ Scott A. Trapani        Atlanta, GA          08/10/2009
        [Signature]            [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name
         028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:      $420,924
                                             (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number   Name
  A      028-12271              Invesco Private Capital, Inc.
  1      028-13083              WL Ross & Co. LLC

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

SECURITY                        TITLE OF            MARKET       Par     SH/    Put/ INVESTMENT OTHER    VOTING    VOTING  VOTING
DESCRIPTION                     CLASS      CUSIP     VALUE      Value    PRN    Call DISCRETION MANAGERS SOLE      SHARED    NONE
                                                 (in thousands)

CALLIDUS SOFTWARE INC           COMMON   13123E500      4849   1701406   SH           DEFINED           1701406         0      0
CARTER'S INC.                   COMMON   146229109       375     15219   SH           DEFINED             15219         0      0
CYCLACEL PHARMACEUTICALS INC    COMMON   23254L108      1006    890213   SH           DEFINED            890213         0      0
H&E EQUIPMENT SERVICES INC      COMMON   404030108       157     16844   SH           DEFINED             16844         0      0
INFINERA, INC.                  COMMON   45667G103       567     62150   SH           DEFINED             62150         0      0
INFINITY PHARMACEUTICALS INC    COMMON   45665G303       166     28437   SH           DEFINED             28437         0      0
JDS UNIPHASE CORP               COMMON   46612J507        19      3392   SH           DEFINED              3392         0      0
METROPCS COMMUNICATIONS INC     COMMON   591708102     47621   3577873   SH           DEFINED           3577873         0      0
OPLINK COMMUNICATIONS INC       COMMON   68375Q403       311     27277   SH           DEFINED             27277         0      0
ASSURED GUARANTY LTD            COMMON   G0585R106    198283  16016396   SH           DEFINED     1    16016396         0      0
INTERNATIONAL COAL GROUP INC    COMMON   45928H106     70177  24537423   SH           DEFINED     1    24537423         0      0
MONTPELIER RE HOLDINGS LTD      COMMON   G62185106     91655   6896552   SH           DEFINED     1     6896552         0      0
SATYAM COMPANY SERVICE LTD ADR  COMMON   804098101      5738   1844927   SH           DEFINED     1     1844927         0      0

GRAND TOTAL (in thousands)                          $420,924
TOTAL COUNT                                               13

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